Subsequent Event	12 Months Ended
Dec. 31, 2018
Events After Reporting Period [Abstract]
Subsequent Event

Subsequent Event:
In February 2019, the Corporation made a committed capital contribution of $14,506,000 (RMB 98,000,000 equivalent) to Weichai Ballard JV (note 12).